CONSOLIDATED CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Jul. 31, 2021	Apr. 30, 2021
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	10,000,000,000	10,000,000,000
Common stock, shares issued	197,210,767	159,459,140
Common stock, shares outstanding	197,210,767	159,459,140
Series A Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	53,000	53,000
Preferred stock, shares outstanding	53,000	53,000
Series B Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	600,000	600,000
Preferred stock, shares outstanding	600,000	600,000
Series C Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	760,000	760,000
Preferred stock, shares outstanding	760,000	760,000